Schedule of Intangible Assets Subjects to Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 99,737,656	$ 99,737,656	$ 99,804,903
Intangible assets, accumulated amortization	(28,235,821)	(38,137,801)	(8,400,759)
Intangible assets, net	71,501,835	61,599,855	91,404,144
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	19,070,857	19,070,857	19,138,104
Intangible assets, accumulated amortization	(8,283,740)	(10,478,880)	(4,090,359)
Intangible assets, net	$ 10,787,117	8,591,977	15,047,745
Intangible assets, weighted average useful life	4 years 8 months 12 days
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 480,000	480,000	480,000
Intangible assets, accumulated amortization	(480,000)	(480,000)	(252,000)
Intangible assets, net			228,000
Intangible assets, weighted average useful life	2 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,328,000	3,328,000	3,328,000
Intangible assets, accumulated amortization	(503,342)	(642,642)	(224,745)
Intangible assets, net	$ 2,824,658	2,685,358	3,103,255
Intangible assets, weighted average useful life	16 years 7 months 17 days
Subscriber Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 73,458,799	73,458,799	73,458,799
Intangible assets, accumulated amortization	(18,105,041)	(25,363,643)	(3,587,837)
Intangible assets, net	$ 55,353,758	48,095,156	69,870,962
Intangible assets, weighted average useful life	5 years 1 month 6 days
Advertiser Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,240,000	2,240,000	2,240,000
Intangible assets, accumulated amortization	(332,515)	(451,453)	(94,635)
Intangible assets, net	$ 1,907,485	1,788,547	2,145,365
Intangible assets, weighted average useful life	9 years 5 months 1 day
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,140,000	1,140,000	1,140,000
Intangible assets, accumulated amortization	(531,183)	(721,183)	(151,183)
Intangible assets, net	$ 608,817	418,817	988,817
Intangible assets, weighted average useful life	3 years
Subtotal Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 99,717,656	99,717,656	99,784,903
Intangible assets, accumulated amortization	(28,235,821)	(38,137,801)	(8,400,759)
Intangible assets, net	71,481,835	61,579,855	91,384,144
Website Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	20,000	20,000	20,000
Intangible assets, accumulated amortization
Intangible assets, net	$ 20,000	$ 20,000	$ 20,000